Share-Based Payments (Schedule of Share Incentive Plan) (Details)	12 Months Ended
Dec. 31, 2018 ILS (₪) shares Years
Disclosure of terms and conditions of share-based payment arrangement [line items]
Contractual life of options	1.1
Share options granted in August 2015 and October 2015 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	2,660
Vesting conditions	Three equal installments over three years of employment
Contractual life of options	4.5
Adjusted exercise price per share as of December 31, 2016 | ₪	₪ 25.65
Share options granted in November 2016 to senior employees [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of instruments In thousands | shares	63
Vesting conditions	Three equal installments over three years of employment
Contractual life of options	4.5
Adjusted exercise price per share as of December 31, 2016 | ₪	₪ 29.97